SA Franklin Tactical Opportunities Portfolio Investment Strategy - SA Franklin Tactical Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goals by allocating its assets among a number of different investment strategies (or “sleeves”), each of which is managed by either Franklin Advisers, Inc. (“Franklin”), the Portfolio’s subadviser, or a sub-subadviser that is an affiliate of Franklin (such affiliates, together with Franklin, the “subadvisers”). Under normal market conditions, the Portfolio targets an allocation of approximately 70% of its net assets to equity strategies and approximately 30% of its net assets to fixed income strategies, although the Portfolio’s allocation to equity strategies may range from approximately 60%-80% of its net assets and its allocation to fixed income strategies may range from approximately 20%-40% of its net assets. To achieve this +/- 10% deviation from the Portfolio’s target equity/fixed income allocation of 70%/30%, Franklin intends to tactically adjust its exposure primarily through the use of equity index and fixed income futures. Franklin is responsible for determining the allocation of the Portfolio’s assets among the Portfolio’s different subadvisers and sleeves. The Portfolio’s subadvisers and the sleeve(s) that each of them manages is set out in the table below.SubadviserSleeveFranklinForeign Large BlendGlobal EquityIntermediate Term BondTactical U.S. Equity – Exchange-Traded Funds (“ETFs”)U.S. Small Cap BlendBrandywine Global Investment Management, LLCU.S. Large-Cap ValueClearBridge Investments, LLCForeign Large ValueU.S. Large-Cap BlendU.S. Large-Cap GrowthThe subadvisers utilize different investment strategies in managing their respective sleeve(s), act independently from one another and use their own methodologies for selecting investments. The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, rights and warrants, and depositary receipts relating to equity securities. The Portfolio may invest in, or obtain exposure to, equity securities of U.S. and non-U.S. issuers of any market capitalization range. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio may also use ETFs to gain exposure to the applicable asset classes. The Tactical U.S. Equity sleeve employs a strategy of tactically allocating across U.S. equity ETFs of various market capitalizations using a quantitative process. The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, mortgage-backed securities (including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”)), asset-backed securities, money market instruments and/or cash or cash equivalents. The Portfolio may also utilize U.S. Treasury bond options within the Intermediate Term Bond sleeve for hedging purposes and to adjust the sleeve’s exposure to interest rate risk. While the Portfolio employs an active, tactical asset allocation strategy, the Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government/Credit Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, Franklin intends to tactically adjust the Portfolio’s exposure by making passive index investments through the use of futures and ETFs, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index. The subadvisers may engage in frequent and active trading of portfolio securities.